Deferred and current taxation - Components of the tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Components of the tax expense
Corporation tax charge in year	€ (9.8)	€ 5.5	€ 44.4
Deferred tax credit relating to origination and reversal of temporary differences	(179.2)	(99.1)	(22.8)
Tax expense	€ (189.0)	€ (93.6)	€ 21.6